Trade receivables - Schedule of Net Trade Receivables (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	$ 82.8	$ 70.4
Carrying value | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	85.3	73.1
Carrying value | Trade receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	68.6	57.1
Carrying value | Credit card receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	4.5	3.7
Carrying value | Other receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	12.2	12.3
Less: expected credit loss and sales allowances | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	(2.5)	(2.7)
Less: expected credit loss and sales allowances | Trade receivables
Trade And Other Current Receivables [Line Items]
Trade receivables	$ (2.5)	$ (2.7)	$ (1.5)